3. Stockholders’ Equity (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Expected volatility	174.00%	141.00%
Expected option life in years	10 years	10 years
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	1.87%	1.84%
Weighted average fair value per option at grant date	$ 0.69	$ 0.76